11 Investments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution	R$ (4,603,068)		R$ 3,604,736		R$ 5,264,577
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	3,632,265		2,990,577		2,928,855
Results from equity investments	(10,218)		888		(39,956)
Interest and monetary and exchange variations, net	4,145,110		6,013,944		3,697,714
Gain from divestment in subsidiary					(276,816)
Reversal of provisions	320,439		23,725		(223,340)
Provisions - Leniency agreement					375,476
Provision - geological event in Alagoas	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,904,206)		(519,830)
Provision for losses and write-offs of long-lived assets	225,204		72,470		213,184
Loss (reversals) for impairment of trade accounts receivable	7,069		(87,008)		13,455
Adjustments for reconciliation of profit	5,195,662		12,099,502		11,953,149
Changes in operating working capital
Other financial assets	(3,680,460)
Financial investments	797,445		98,349		(953,228)
Trade accounts receivable	895,046		223,418		(1,611,847)
Inventories	867,817		(1,537,290)		(1,351,028)
Taxes recoverable	1,195,427		1,022,242		469,293
Prepaid expenses	202,732		(105,163)		(30,521)
Other receivables	(273,665)		(248,988)		25,802
Trade payables	282,445		1,343,375		(1,642,649)
Taxes payable	(569,793)		(977,248)		(215,514)
Advances from customers	197,965		(199,958)		(13,512)
Leniency agreement	(341,605)		(330,006)		(1,343,803)
Sundry provisions	(215,548)		(116,458)		194,596
Other payables	362,203		833,227		55,541
Cash generated (used) from operations	4,915,671		12,105,002		5,536,279
Interest paid	(2,238,445)		(1,916,801)		(2,154,053)
Income tax and social contribution paid	(411,951)		(937,831)		(920,606)
Net cash generated (used) by operating activities	2,265,275		9,250,370		2,461,620
Proceeds from the sale of fixed assets and intangible assets	12,590		95,133		39,660
Proceeds from the sale of investments			81,000		450,000
Funds received in the investments' capital reduction			2,254
Dividends received	3,513		41,791
Additions to investments in subsidiaries					(608,181)
Acquisitions to property, plant and equipment and intangible assets	(2,682,522)		(2,706,328)		(2,273,197)
Other investments			(2,167)		(14,683)
Net cash used in investing activities	(2,666,419)		(2,488,317)		(2,406,401)
Short-term and Long-term debt
Acquired	20,586,103		4,301,626		8,492,341
Payments	(17,425,409)		(6,592,197)		(8,779,091)
Derivative transactions
Payments					(810,279)
Braskem Idesa borrowings
Acquired	3,497,622				187,959
Payments	(4,398,453)		(812,929)		(1,080,502)
Related parties
Lease	(454,190)
Dividends paid	(668,904)		(1,499,900)		(998,893)
Other financial liabilities	499,999
Cash generated (used) in financing activities	1,636,768		(4,603,400)		(2,988,465)
Exchange variation on cash of foreign subsidiaries	20,619		(386,109)		6,475
Increase (decrease) in cash and cash equivalents	1,256,243		1,772,544		(2,926,771)
Cash and cash equivalents at the beginning of the year	5,547,637		3,775,093		6,701,864
Cash and cash equivalents at the end of the year	6,803,880		5,547,637		3,775,093
Increase in cash and cash equivalents	1,256,243		1,772,544		(2,926,771)
Consolidated Braskem Without The Effect Of Braskem Idesa Consolidated [Member]
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution	(4,401,388)		3,481,677		4,913,929
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	2,732,181		2,228,978		2,230,466
Results from equity investments	326,427		(76,821)		(191,949)
Interest and monetary and exchange variations, net	3,050,987		4,658,342		2,900,745
Gain from divestment in subsidiary					(276,816)
Reversal of provisions	320,439		23,725		(223,340)
Provisions - Leniency agreement					375,476
Provision - geological event in Alagoas	3,383,067
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,904,206)		(519,830)
Provision for losses and write-offs of long-lived assets	7,069		(87,008)		13,455
Loss (reversals) for impairment of trade accounts receivable	224,825		69,270		212,759
Adjustments for reconciliation of profit	3,739,401		9,778,333		9,954,725
Changes in operating working capital
Other financial assets	(3,680,460)
Financial investments	797,445		98,349		(953,228)
Trade accounts receivable	677,176		251,683		(1,317,929)
Inventories	825,236		(1,337,618)		(1,387,696)
Taxes recoverable	1,216,225		1,068,637		415,923
Prepaid expenses	85,549		(67,051)		(21,732)
Other receivables	(242,727)		(12,596)		34,500
Trade payables	330,633		1,113,381		(1,444,468)
Taxes payable	(485,309)		(828,222)		(132,697)
Advances from customers	176,189		(218,623)		(3,089)
Leniency agreement	(341,605)		(330,006)		(1,343,803)
Sundry provisions	(226,519)		(116,458)		194,596
Other payables	348,916		415,468		(70,546)
Cash generated (used) from operations	3,220,150		9,815,277		3,924,556
Interest paid	(1,576,526)		(1,328,420)		(1,648,971)
Income tax and social contribution paid	(403,614)		(937,557)		(919,236)
Net cash generated (used) by operating activities	1,240,010		7,549,300		1,356,349
Proceeds from the sale of fixed assets and intangible assets	12,590		95,133		39,660
Proceeds from the sale of investments			81,000		450,000
Funds received in the investments' capital reduction			2,254
Dividends received	3,513		41,791
Additions to investments in subsidiaries					(608,181)
Acquisitions to property, plant and equipment and intangible assets	(2,578,558)		(2,635,906)		(2,185,567)
Other investments			(2,167)		(14,683)
Net cash used in investing activities	(2,562,455)		(2,417,895)		(2,318,771)
Short-term and Long-term debt
Acquired	20,586,103		4,301,626		8,492,341
Payments	(17,425,409)		(6,592,197)		(8,779,091)
Derivative transactions
Payments					(810,279)
Related parties
Acquired loans (payment of loans)			72,880		20,637
Lease	(407,320)
Dividends paid	(668,904)		(1,499,900)		(998,893)
Other financial liabilities	499,999
Cash generated (used) in financing activities	2,584,469		(3,717,591)		(2,075,285)
Exchange variation on cash of foreign subsidiaries	(59,659)		(309,941)		17,849
Increase (decrease) in cash and cash equivalents	1,202,365		1,103,873		(3,019,858)
Cash and cash equivalents at the beginning of the year	4,584,280		3,480,407		6,500,265
Cash and cash equivalents at the end of the year	5,786,645		4,584,280		3,480,407
Increase in cash and cash equivalents	1,202,365		1,103,873		(3,019,858)
Braskem Idesa Consolidated [Member]
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution	(559,877)		162,500		453,141
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	952,916		810,581		742,033
Interest and monetary and exchange variations, net	1,062,843		1,344,888		802,825
Loss (reversals) for impairment of trade accounts receivable	379		3,200		425
Adjustments for reconciliation of profit	1,456,261		2,321,169		1,998,424
Changes in operating working capital
Trade accounts receivable	325,820		(7,348)		(373,066)
Inventories	42,581		(199,672)		36,668
Taxes recoverable	(20,798)		(46,395)		53,370
Prepaid expenses	117,183		(38,112)		(8,789)
Other receivables	(30,938)		(236,392)		(8,698)
Trade payables	(156,138)		209,077		(119,033)
Taxes payable	(84,484)		(149,026)		(82,817)
Advances from customers	21,776		18,665		(10,423)
Sundry provisions	10,971
Other payables	13,287		417,759		126,087
Cash generated (used) from operations	1,695,521		2,289,725		1,611,723
Interest paid	(661,919)		(588,381)		(505,082)
Income tax and social contribution paid	(8,337)		(274)		1,370
Net cash generated (used) by operating activities	1,025,265		1,701,070		1,105,271
Acquisitions to property, plant and equipment and intangible assets	(103,964)		(70,422)		(87,630)
Net cash used in investing activities	(103,964)		(70,422)		(87,630)
Braskem Idesa borrowings
Acquired	3,497,622				187,959
Payments	(4,398,453)		(812,929)		(1,080,502)
Related parties
Acquired loans (payment of loans)			(72,880)		(20,637)
Lease	(46,870)
Cash generated (used) in financing activities	(947,701)		(885,809)		(913,180)
Exchange variation on cash of foreign subsidiaries	80,278		(76,168)		(11,374)
Increase (decrease) in cash and cash equivalents	53,878		668,671		93,087
Cash and cash equivalents at the beginning of the year	963,357	[1]	294,686		201,599
Cash and cash equivalents at the end of the year	1,017,235	[1]	963,357	[1]	294,686
Increase in cash and cash equivalents	53,878		668,671		93,087
Eliminations [Member]
Disclosure of subsidiaries [line items]
Profit (loss) before income tax and social contribution	358,197		(39,441)		(102,493)
Adjustments for reconciliation of profit
Depreciation, amortization and depletion	(52,832)		(48,982)		(43,644)
Results from equity investments	(336,645)		77,709		151,993
Interest and monetary and exchange variations, net	31,280		10,714		(5,856)
Changes in operating working capital
Trade accounts receivable	(107,950)		(20,917)		79,148
Trade payables	R$ 107,950		R$ 20,917		R$ (79,148)

[1]	Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Servicos.